Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Tax Payable

	December 31, 2018	December 31, 2017
Tax amnesty and refinancing program—REFIS	216,984	229,745
ICMS—State VAT	96,793	121,550
COFINS—Revenue tax	47,017	146,641
PIS—Revenue tax	7,654	31,563
ISS—Service tax	4,666	7,697
IOF—Financial tax	1,318	4,494
INSS—Social security	7,337	36,601
Other	18,417	2,224

	400,186	580,515

Current	245,587	418,878

Non-Current	154,599	161,637

Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule

The amounts due on non-current liabilities present the following maturity schedule:

	Consolidated
	December 31, 2018	December 31, 2017
13 to 24 months	14,658	19,748
25 to 36 months	11,532	16,038
37 to 48 months	11,214	11,204
49 to 60 months	11,214	11,021
61 to 72 months	11,175	11,021
73 to 84 months	8,301	10,580
85 to 96 months	8,301	8,377
Thereafter	78,204	73,648

	154,599	161,637